As filed September 25, 2024

Securities Act Registration No. 033-11905

Investment Company Act Registration No. 811-05010

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 226	x

REGISTRATION STATEMENT

UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 227	x

Mutual Fund and Variable Insurance Trust

(Exact name of Registrant as Specified in Charter)

36 North New York Avenue

Huntington, NY 11743

(Address of Principal Executive Offices)

1-631-629-4237

(Registrant’s Telephone Number)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of Agent for service)

(Notices should be sent to the Agent for Service)

Copies to:

Michael P. O’Hare

Stradley Ronon Stevens & Young LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective:

immediately upon filing pursuant to paragraph (b)

X	on September 27, 2024 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(i)

on __________ pursuant to paragraph (a)(i)

75 days after filing pursuant to paragraph (a)(ii)

on pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

 EXPLANATORY NOTE

Parts A, B and C filed in Post-Effective Amendment No. 221 to the Registration Statement on Form N-1A of Mutual Fund and Variable Insurance Trust on behalf of Rational/RGN Hedged Equity Fund, as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on May 30, 2024 (Accession Number 0001580642-24-002920), are herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of Post-Effective Amendment No. 221 to the Registration Statement until September 27, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Huntington, and the State of New York, and City of San Juan, Commonwealth of Puerto Rico, on September 25, 2024.

Mutual Fund and Variable Insurance Trust

BY: /s/ Michael Schoonover _____________

Michael Schoonover

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated:

/s/ Michael Schoonover	September 25, 2024
Michael Schoonover, President and Principal Executive Officer	Date

/s/ Erik Naviloff *	September 25, 2024
Erik Naviloff, Treasurer and Principal	Date
Financial Officer, and Principal Accounting Officer

/s/ Tobias Caldwell*	September 25, 2024
Tobias Caldwell, Trustee	Date

/s/ Stephen Lachenauer*	September 25, 2024
Stephen Lachenauer, Trustee	Date

/s/ Donald McIntosh*	September 25, 2024
Donald McIntosh, Trustee	Date

*BY:/s/ Jennifer A. Bailey

Jennifer A. Bailey

Secretary

(Pursuant to Powers of Attorney previously filed for Caldwell, Lachenauer, McIntosh, and Naviloff)